AUDREY L. CHENG

Assistant Vice President, Counsel

Office: (949) 219-3202

Fax: (949) 219-3706

E-mail: Audrey.Cheng@PacificLife.com

March 4, 2016

Via EDGAR

Deborah D. Skeens

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Pacific Funds Series Trust
(File Nos. 333-61366, 811-10385)

Dear Ms. Skeens:

Pacific Funds Series Trust (the “Registrant”) has filed via the EDGAR system Post-Effective Amendment No. 124 to its registration statement on Form N-1A pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “Act”) to address a technical filing issue with its Post-Effective Amendment No. 123 filed February 24, 2016. Per our cover letter dated February 24, 2016, this Post-Effective Amendment No. 123 was filed to include 2015 returns for certain series of the Registrant that commenced operations on January 11, 2016 (“PF U.S. Equity Funds”). As discussed with you, the content of Post-Effective Amendment No. 123 submitted to you for review will not change with the filing of Post-Effective Amendment No. 124, and thereby the Registrant and Pacific Select Distributors, LLC (“Distributor”), as general distributor of the Registrant’s shares, request the same accelerated effectiveness for Post-Effective Amendment No. 124 as they did previously for Post-Effective Amendment No. 123.

Accordingly, pursuant to Rule 461 under the Act, the Registrant and the Distributor hereby respectfully request that the effective date of the Registrant’s above-referenced registration statement be accelerated so that it will become effective on March 24, 2016, or as soon as practicable thereafter. The Registrant and the Distributor are aware of their obligations under the Act.

The Registrant hereby acknowledges that: (1) should the U.S. Securities and Exchange Commission (“Commission”) or its staff (“Staff”), acting pursuant to delegated authority, declare the above-referenced registration statement effective, it does not foreclose the Commission from taking any action with respect to the registration statement; (2) the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing and the Staff’s comments, the Registrant’s changes to the disclosure in response to the Staff’s comments or the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, do not relieve the Registrant of this responsibility; and (3) the Registrant may not assert this action or the Staff’s comments as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws of the United States.

To assist with Registrant’s acceleration request and as discussed with the Staff, pursuant to SEC Release No. 33-6510/IC-13768 (February 15, 1984), Pacific Life Insurance Company, the administrator for the Registrant, respectfully requests selective review of the registration

Letter to Deborah D. Skeens

March 4, 2016

statement on the basis that the disclosure in the registration statement is substantially similar to the disclosure contained in registration statements previously reviewed by the staff of the Commission in PEA No. 121 (as filed December 22, 2015) and PEA No. 119 (as filed on October 7, 2015), other than the following:

•	Class A, C, Advisor Class and Investor Class Prospectus; Institutional Class and Class P Prospectus:
¡	Addition of 2015 calendar year returns for each Fund, including narrative disclosures, bar chart and Average Annual Total Returns.
¡	Addition of a new Cybersecurity Risk applicable to all PF U.S. Equity Funds.
¡	Enhancements to disclosures regarding the Adviser.
¡	Update of composite components to account for 2015 and performance figures for 2015 calendar year returns.
¡	Revision to share class eligibility for Institutional Class investors (Institutional Class and Class P Prospectus only)

•	Statement of Additional Information
¡	Revisions to reflect the reorganizations resulting in the launch of the PF U.S. Equity Funds.
¡	Revisions to Other Accounts Managed; Beneficial Interest of Portfolio Managers; Management Ownership; Control Persons and Principal Holders of Securities sections.
¡	Changes in titles for two Trust officers, and the removal of one Trust officer.
¡	Update to parties listed under Disclosure of Portfolio Holdings.

Marked-to-show documents reflecting all changes were previously provided to you under separate cover and, as described above, remain the same with this corrective Post-Effective Amendment No. 124 filing.

Please feel free to contact Audrey L. Cheng at (949) 219-3202 should you have any questions.

Sincerely,

/s/ Audrey L. Cheng

Audrey L. Cheng

Vice President of the Registrant

/s/ Lorene C. Gordon

Lorene C. Gordon

Senior Vice President (signed with respect to Rule 461 portion of the letter only)

cc:	Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC
Laurene MacElwee, Pacific Life Fund Advisors LLC
Jeffrey S. Puretz, Esq., Dechert LLP
Domenick Pugliese, Esq., Schiff Hardin LLP